Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss) [abstract]
Sales and other operating revenues		$ 240,208	$ 183,008	$ 222,894
Earnings from joint ventures – after interest and tax		1,177	966	(28)
Earnings from associates – after interest and tax		1,330	994	1,839
Interest and other income		657	506	611
Gains on sale of businesses and fixed assets		1,210	1,132	666
Total revenues and other income		244,582	186,606	225,982
Purchases		179,716	132,219	164,790
Production and manufacturing expenses	[1]	24,229	29,077	37,040
Production and similar taxes		1,775	683	1,036
Depreciation, depletion and amortization		15,584	14,505	15,219
Impairment and losses on sale of businesses and fixed assets		1,216	(1,664)	1,909
Exploration expense		2,080	1,721	2,353
Distribution and administration expenses		10,508	10,495	11,553
Profit (loss) before interest and taxation		9,474	(430)	(7,918)
Finance costs	[1]	2,074	1,675	1,347
Net finance expense relating to pensions and other post-retirement benefits		220	190	306
Profit (loss) before taxation		7,180	(2,295)	(9,571)
Taxation	[1]	3,712	(2,467)	(3,171)
Profit (loss) for the year	[2],[3]	3,468	172	(6,400)
Attributable to
BP shareholders		3,389	115	(6,482)
Non-controlling interests		$ 79	$ 57	$ 82
Ordinary Shares
Profit (loss) for the year attributable to BP shareholders
Basic earnings (loss) per share (USD per share)		$ 0.1720	$ 0.0061	$ (0.3539)
Diluted earnings (loss) per share (USD per share)		0.1710	0.0060	(0.3539)
American Depositary Share
Profit (loss) for the year attributable to BP shareholders
Basic earnings (loss) per share (USD per share)		1.03	0.04	(2.12)
Diluted earnings (loss) per share (USD per share)		$ 1.03	$ 0.04	$ (2.12)

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.
[2]	See Note 30 for further information.
[3]	See Note 30 for further information.